Disposal of a subsidiary	12 Months Ended
Mar. 31, 2024
Disposal Of Subsidiary
Disposal of a subsidiary

Note 15 — Disposal of a subsidiary

On September 30, 2022, the Company’s PRC subsidiary, BF Beijing, sold its 100% interest in Dandong BF to Zhong Yuan Nervonic Acid Bio-technology Co. Ltd., of which Mr. Yu Chang, father of Ms. Ting-Ting Chang, CEO and director of the Company, is a director and has a controlling interest, in exchange for cash consideration of RMB1 million ($140,500) and a 7% equity interest in Yanbian Bao Feng Bio-Technology Co., Ltd. (“Yanbian BF”) that was valued at RMB4 million ($562,000). The consideration and net assets of Dandong BF at the date of disposal on September 30, 2022 were as follows:

Consideration	RMB	$
Fair value of the 7% equity interest in Yanbian BF	4,000,000	562,000
Cash	1,000,000	140,500
Total	5,000,000	702,500
Analysis of assets and liabilities disposed:
Computer and office equipment, fixtures and furniture		2,401
Right of use assets		21,770
Accounts receivable		102,284
Inventories, net		615,009
Prepaid expenses and other current assets		18,965
Cash at banks		1,264
Accrued expenses and other current liabilities		(42,150)
Lease liabilities – non-current		(4,817)
		714,726
Translation adjustment		9,769
Release of exchange reserve		68,498
Total		792,993
Total sale consideration		702,500
Loss on disposal of a subsidiary		90,493